Summary of principal accounting policies - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Jan. 01, 2022 CNY (¥)
Summary of principal accounting policies
Threshold reserve fund, percent of after-tax profits	10.00%			10.00%
Threshold percentage of registered capital negating reserve appropriation	50.00%			50.00%
Appropriation to statutory surplus fund	¥ 0	¥ 0	¥ 0
Number of reportable segments | item	1
Accumulated deficit	¥ (9,232,128)	¥ (9,319,229)		$ (1,300,317)		¥ 0
Accounting Standards Update 2016-13 | Cumulative effect of adoption of new accounting standard
Summary of principal accounting policies
Accumulated deficit					¥ 640